Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

11. Leases

The Company’s operating leases mainly related to plants and buildings, some of which include options to extend leases that have not been included in the calculation of the Company’s lease liabilities and right-of-use assets. The Company recognizes rent on a straight-line basis over the expected term of the lease, which includes rent holidays and scheduled rent increases. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term.

As of December 31, 2023, there were no finance leases entered into by the Company.

As of December 31, 2023, the weighted average remaining lease term was 9.1 years (2022 - 10.0 years, 2021 - 10.0 years) and weighted average discount rate was 4.9% (2022 - 4.9%, 2021 - 4.9%) for the Company’s operating leases. Operating leases cost excluding cost of short-term leases for the year ended December 31, 2023 was $7,730 (2022 - $9,102, 2021 - $16,220). Short-term leases cost for the year ended December 31, 2023 was $9,516 (2022 - $3,158, 2021 - $1,464). Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2023	2022
Cash payments for operating leases	$7,955	$13,992
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

Future lease payments under operating leases as of December 31, 2023 were as follows:

2024	$8,024
2025	6,038
2026	5,961
2027	6,221
2028	6,210
Thereafter	23,338
Total future lease payments	55,792
Less: Imputed interest	10,715
Total lease liability balance	$45,077

Minimum future rental payments under short-term leases for the year ending December 31, 2023 was $287.

As of December 31, 2023, there were no operating leases that have not yet commenced.